Equity - Issued Capital (Tables)	12 Months Ended
Dec. 31, 2023
Equity - Issued Capital [Abstract]
Schedule of Equity Issued Capital
	Consolidated
	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2021	2023	2022	2021	2023
	Shares	Shares	Shares	AUD$	AUD$	AUD$	$

Ordinary shares - fully paid	1,326,676,693	1,331,279,665	321,936,715	41,855,722	41,636,762	26,504,136	28,629,314

Schedule of Movements in Ordinary Share Capital	Movements in ordinary share capital
Details	Date	Shares	Issue price	AUD$	$

Balance	January 1, 2021	257,936,715		22,884,795

Placement(*)		64,000,000	$0.06	3,840,000
Capital raising costs
Placement(*)		-	-	(220,659)

Balance	December 31, 2021	321,936,715		26,504,136

Issue of IPO shares (net of warrant fair value)(**)		885,592,950	$0.015	13,662,563
Exercise of 450,000 pre-funded warrants		123,750,000	$0.026	4,085,533
Capital raising costs		-	-	(2,615,470)

Balance	December 31, 2022	1,331,279,665		41,636,762

Expiry of options		-		249,662	170,768
Cancelation of shares through small parcel buy back		(4,602,972)		(30,702)	(21,000)

Balance	December 31, 2023	1,326,676,693		41,855,722	28,629,314
(*)	On July 15, 2021, the Company issued 64,000,000 options to investors in the Company’s May 2021 capital raising. The options have an exercise price of AUD$0.09 ($0.07), expire July 15, 2023
(**)	On August 24, 2022, the Company issued 3,220,338 units to shareholders in the Company’s August 2022 Nasdaq listing & IPO. Each unit consists of a single ADS and single pre-funded warrant exercisable to a single ADS. The warrants have an exercise price of AUD$7.36 ($5.00), expire August 24, 2027.

Schedule of Observable Market Conditions	The following assumptions were based on observable market conditions that existed at the issue date and of December 31, 2023:
	At issue date		At December 31, 2022		At December 31, 2023
Assumption Value methodology	Level 2		Level 2		Level 1		Level 1
Historical volatility		81%		81%		-		-
Exercise price	US$	5.0	US$	5.0	US$	5.0	US$	5.16
Share price	US$	2.929	US$	0.970	US$	0.367	US$	0.367
Risk-free interest rate		3.3%		4%		-		-
Dividend yield		0%		0%		-		-
Fair value per warrant	US$	1.2005	US$	0.2555	US$	0.367	US$	0.367

Schedule of Fair Value Measurements	A summary of changes in share purchase warrants issued by the Company during the years ended December 31, 2023 and 2022 is as follows:
	Fair value measurements using input type
	Level 1		Level 2		Level 3	Total
Balance as of January 1, 2022	-		-		-	-
Warrants issued during the period		-	AUD$	5,598,835	-	AUD$	5,598,835
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income		-		(3,768,466)	-		(3,768,466)
Transfer upon exercise		-		(825,609)	-		(825,609)
Translation adjustments				92,760			92,760
Warrant liability as of December 31, 2022		-	AUD$	1,097,520	-	AUD$	1,097,520
Transfer to level 1 valuation input		1,097,520		(1,097,520)	-		-
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income		476,745		-	-		476,745
Translation adjustments		(1,447)		-			(1,447)
Warrant liability as of December 31, 2023	AUD$	1,572,818		-	-	AUD$	1,572,818